PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET

6.	PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Electronic equipment	60,778	214,235
Building	—	189,965
Leasehold improvement	21,851	80,705
Furniture and office equipment	6,632	21,180
Software	2,043	7,183
Construction in progress	15,130	268,515

	106,434	781,783
Less: Accumulated depreciation	(24,574)	(77,445)

	81,860	704,338

Depreciation expenses were RMB4,043, RMB11,919 and RMB55,751 for the years ended December 31, 2018, 2019 and 2020, respectively.